LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Employee-related obligations long-term
Accrued severance pay	$ 132	$ 135
Defined benefit plans	149	160
Total	281	295
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	156	134
Expected contributions to the pension funds	118
Future minimum benefit payments
2014	15
2015	10
2016	10
2017	12
2018	14
2019-2023	$ 79